Securities sold under agreements to repurchase and Other Borrowed Funds	12 Months Ended
Dec. 31, 2016
OTHER BORROWED FUNDS
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE AND OTHER BORROWED FUNDS

11. SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE AND OTHER BORROWED FUNDS

Other borrowed funds as of the dates indicated were as follows:

	December 31,
	2016	2015
	(Dollars in thousands)

Federal Home Loan Bank advances	$150,000	$223,265
Repurchase agreements	3,493	3,073
Total	$153,493	$226,338

Federal Home Loan Bank Advances — The Company has an available borrowing arrangement with the FHLB, which allows the Company to borrow on a collateralized basis. At December 31, 2016 and 2015, borrowing capacity of $608.8 million and $355.1 million, respectively, was available under this arrangement and $150.0 million and $223.3 million, respectively, was outstanding with an average interest rate of 0.59% and 0.46% respectively. The Company’s FHLB advances at December 31, 2016 mature within two years.  The Company’s FHLB advances at December 31, 2015 mature within eight years. These borrowings are collateralized by a blanket lien on certain real estate loans. The total borrowing capacity increased due to loan portfolio growth. The Company utilizes these borrowings to meet liquidity needs and to fund certain fixed rate loans in its loan portfolio.

Federal Reserve Bank — The Company has an available borrower in custody arrangement with the Federal Reserve Bank of Dallas (the “Dallas Fed”), which allows the Company to borrow, on a collateralized basis. Certain commercial and consumer loans are pledged under this arrangement. The Company maintains this borrowing arrangement to meet liquidity needs pursuant to its contingency funding plan. At December 31, 2016 and 2015,  $330.0 million and $243.9 million, respectively, were available under this arrangement and no borrowings were outstanding. The available capacity increased due to changes in collateral margins for Dallas Fed discount window lending.

Securities Sold Under Agreements to Repurchase — Securities sold under agreements to repurchase represent the purchase of interests in securities by banking customers. Securities sold under agreements to repurchase are stated at the amount of cash received in connection with the transaction. Repurchase agreements with banking customers are settled on the following business day. All securities sold under agreements to repurchase are collateralized by pledged securities. The securities underlying the repurchase agreements are held in safekeeping by the Bank’s safekeeping agent.

Federal Funds Purchased — The Company has available federal funds lines of credit with its correspondent banks. As of December 31, 2016 and 2015, there were no federal funds purchased outstanding.